Leases	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Disclosure of leases [text block]
2.5.17 Leases
Amounts recognized in the consolidated statements of financial position
“Property, plant and equipment” comprises owned and leased assets that do not meet the definition of investment property.

(€‘000)	As at June 30, 2022	As at December 31, 2021

Property, Plant and Equipment owned (excluding right-of-use assets)	976	1 033
Right-of-use assets	1 879	2 215

Total Property, Plant and Equipment	2 855	3 248

The statement of financial position shows the following amounts related to the leases for which the Group is a lessee:

(€‘000)	Property	Vehicles	Equipment	Total
Cost
At January 1, 2021	3 001	429	1 491	4 920
Additions	24	67	—	91
Disposals	—	(41)	—	(41)
Transfers	—	—	(950)	(950)

At December 31, 2021	3 025	454	541	4 020

Additions	—	8	—	8
Disposals	—	—	—	—
Transfers	—	—	—	—

At June 30, 2022	3 025	462	541	4 028

Accumulated depreciation
At January 1, 2021	(827)	(165)	(924)	(1 916)

Depreciation charge	(454)	(117)	(309)	(880)
Disposals	—	41	—	41
Transfers	—	—	950	950

At December 31, 2021	(1 281)	(241)	(283)	(1 805)

Depreciation charge	(229)	(56)	(59)	(344)
Disposals	—	—	—	—
Transfers	—	—	—	—

At June 30, 2022	(1 510)	(297)	(342)	(2 149)

Net book value

Cost	3 025	454	541	4 020
Accumulated depreciation	(1 281)	(241)	(283)	(1 805)
At December 31, 2021	1 744	213	258	2 215

Cost	3 025	462	541	4 028
Accumulated depreciation	(1 510)	(297)	(342)	(2 149)

At June 30, 2022	1 515	165	199	1 879

Amounts recognized in the consolidated statements of comprehensive loss
The consolidated statements of comprehensive loss show the following amounts related to the leases:

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Depreciation charge of right-of-use assets
Property	229	226
Vehicles	56	51
Equipment	59	200
Interest on lease liabilities (including in Financial expenses) 1	88	116
Interest on sublease receivable (including in Financial income) 1	(9)	(15)
Variable lease payments not included in the measurement of lease liabilities	—	—
Expenses relating to short-term leases and leases of low-value assets	59	73

Total expenses related to leases	482	651

1	Interests on leases are presented as operating cash flow.
Total cash outflows for leases

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Total cash outflow for leases	641	769